Post-Retirement Benefits	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Post-Retirement Benefits
25.	POST-RETIREMENT BENEFITS
See accounting policy in Note 2.3.15.
25.1 Defined benefit obligations

	Note		12.31.2024	12.31.2023
Post-employment health care benefit plans in Brazil	25.1.1		31.6	46.1
Other post-employment benefit plans offered abroad	(i	)	2.8	1.9

Post-retirement benefits			34.4	48.0

(i)	Refers to the post-employment pension and medical benefits sponsored by Embraer Aircraft Holding, Inc. and the pension plan offered by Embraer Aviation International - EAI.
25.1.1 Post-employment medical benefits in Brazil
Embraer and some of its Brazilian subsidiaries provided post-employment medical benefits for employees and dependents, which based on its conditions, is classified as a post-employment benefit.
This benefit grants employees who retire from the Company the option of remaining in the health plan, provided that they contribute the full cost of the benefit charged by the insurer. However, due to the adjustment rules provided for in Brazilian legislation, at times, the contributions of these beneficiaries may not be sufficient to cover the costs of the health plan and, therefore, represent an exposure for the Company.

The following table shows a reconciliation from the opening balances to the closing balances:

	12.31.2024	12.31.2023
Balance at beginning of year	46.1	34.2
Current service cost	0.1	0.1
Interest expense	3.9	3.8
Remeasurement losses (gains):
Experience loss	1.2	3.9
(Gain) loss due to change in financial assumptions	(4.5)	2.8
Gain due to change in demographic assumptions	(4.5)	—
Benefits paid	(1.3)	(1.7)
Translation adjustments	(9.4)	3.0

Balance at end of year	31.6	46.1

The principal actuarial assumptions used to measure the obligation are as follows:

•	Discount rate: based on the rates of long-term Brazilian government bonds linked to inflation.

•	Health Care Cost Trend Rate: reflects the impact of increased costs associated with the introduction of new technologies, medications, and usage above the country’s official inflation.

•	Aging factor: reflects the rise in the cost of the plan due to aging population.

•	Mortality table: the RP-2000 Combined Healthy Generational table is used, which indicates the mortality rates by age group and gender.

•	Turnover: consider the Embraer Experience Table 2024. On December 31, 2023, the measurement of the obligation considered the T-3 Service Table made available by the Society of Actuaries.

•	Retirement probability: an estimate of the probability of retirement by age group.

	12.31.2024	12.31.2023
Discount rate	7.45% p.a.	5.47% p.a.
Health care cost trend rate: medical inflation	3% p.a.	5% p.a.
Aging factor	3% p.a.	3% p.a.
The average duration of the obligation at the end of the reporting period is 10.78 years (2023: 12.55 years).
As of December 31, 2024, reasonably possible changes (1%) in each of the actuarial assumptions described below, holding other assumptions constant, would have (increased) or reduced the defined benefit obligation as shown below:

	Increase	Reduction
Effect on the discount rate	3.6	(4.4)
Effect on medical inflation	(4.3)	3.6
25.2 Defined contribution plan
Embraer and some of its Brazilian subsidiaries sponsor a defined contribution pension plan, which is administered by EMBRAER PREV – Sociedade de Previdência Complementar.
The Company’s obligation is limited to a monthly contribution linked to a pre-defined
percentage of the remuneration of employees who choose to participate in the plan.
In 2024, the Company’s contributions to the plan total US$ 17.8 (2023: US$ 17.3 and 2022: US$ 9.7).